Average Annual Total Returns{- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2040 Fund	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2040 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2040 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0270 Past 1 year	F0270 Past 5 years	F0270 Past 10 years
Total	18.16%	12.36%	9.59%	16.40%	10.76%	8.07%	11.68%	9.48%	7.33%	18.40%	15.22%	13.88%	16.54%	12.64%	10.58%